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        PUTNAM HARTFORD CAPITAL MANAGER OUTLOOK (SERIES II & SERIES IIR)
                              SEPARATE ACCOUNT TEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-101953

        SUPPLEMENT DATED JULY 1, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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                SUPPLEMENT DATED JULY 1, 2004 TO YOUR PROSPECTUS

The following is added to the discussion of the DCA Plus Program under the Sub-Section of the prospectus entitled "Dollar Cost Averaging Plus ("DCA Plus") Programs" in the "Fixed Accumulation Feature" Section in the prospectus:

         We may receive payments from Putnam Retail Management Limited Partnership to help reimburse us for the cost of crediting higher rates under a DCA Plus Program.














 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4319